RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 - RELATED PARTY TRANSACTIONS

(a)	Names and Relationship of Related Parties:

Existing Relationship with the Company
Dr. Tang	Chairman and controlling shareholder of the Company
Shanghai Ossen Material Research Insititute Co., Ltd. (Formerly Shanghai Zhengfangxing Steel Co., Ltd.) ("Ossen Material Research")	Under common control of Dr. Tang
Shanghai Ossen Investment Co., Ltd. ("SOI")	Under common control of Dr. Tang
Shanghai Ossen Investment Holdings (Group) Co., Ltd. ("Ossen Shanghai)	Under common control of Dr. Tang and Dr. Tang is the President
Shanghai Pujiang Cable Co., Ltd. ("Shanghai Pujiang") Zhejiang Pujiang Cable Co., Ltd. ("Zhejiang Pujiang")	Subsidiary of Ossen Shanghai since September 2010 Subsidiary of Shanghai Pujiang since December 2010

(b)	Summary of Balances with Related Party:

	December 31,
	2013	2012
Notes receivable from related party:
Shanghai Pujiang, due June 6, 2014	$3,228,775	$-
Shanghai Pujiang, due March 12, 2014, subsequently settled on due date	1,614,387
Ossen Material Research, due May 19, 2014	4,843,163	-
Ossen Material Research, due March 9, 2014, subsequently settled on due date	1,614,387
Ossen Material Research, due February 20, 2014, subsequently settled on due date	1,614,387
Zhejiang Pujiang, due January 7, 2013, subsequently settled on due date	-	1,830,208
	$12,915,099	$1,830,208

The notes receivable from related party were bank acceptance notes endorsed from the Company's customers.

	December 31,
	2013	2012
Due to related party:
Ossen Material Research	$16,911	$-
	$16,911	$-

Ossen Material Research is supplier of the Company. The balance of due to related party arises from the purchase of raw materials from Ossen Material Research. The balance of due to related party was all repaid subsequently.

	December 31,
	2013	2012
Due to shareholder:
Dr. Tang	$50,000	$-
	$50,000	$-

Dr. Tang is the chairman and controlling interest shareholder of the Company. From time to time, Dr. Tang paid operating expenses on behalf of the Company to assist with the Company's cash needs for business purposes.

(c)	Summary of Related Party Transactions:

		December 31,
		2013	2012	2011
Ossen Material Research	Ossen Material Research provided guarantee for the bank loans borrowed by the Company	$4,035,969	$9,985,370	$26,105,707
	Ossen Material Research provided guarantee together with SOI for the short-term bank loans borrowed by the Company	$-	$4,755,413	$4,718,094
	Ossen Material Research provided guarantee together with Ossen Shanghai and Dr. Tang for the short-term bank loans borrowed by the Company	1,937,265	-	-
	Ossen Material Research provided guarantee together with Zhaoyang for the short-term bank loans borrowed by the Company	$-	$4,755,413	$-
	Ossen Material Research provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$3,228,775	$11,095,964	$1,572,698
	Ossen Material Research provided guarantee for the notes payable issued by the bank	$3,228,775	$22,984,497	$3,145,396
	Ossen Material Research provided guarantee together with Zhaoyang for the notes payable issued by the bank	$-	$3,170,275	$9,672,092
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$4,843,162	$-	$2,395,047
	Ossen Material Research sold raw materials to the Company	$2,056,102	$2,999,097	$-
SOI	SOI provided guarantee for the short-term bank loans borrowed by the Company	$-	$3,170,275	$12,376,238
	SOI provided guarantee together with Ossen Material Research for the short-term bank loans borrowed by the Company	$-	$4,755,413	$4,718,094
	SOI provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$-	$-	$1,572,698

Ossen Shanghai	Ossen Shanghai provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	$1,937,265	$-	$-
Zhaoyang	Zhaoyang provided guarantee for the notes payable issued by the bank	$-	$-	$7,784,855
	Zhaoyang provided guarantee together with Ossen Material Research for the short-term bank loans borrowed by the Company	$-	$4,755,413	$-
	Zhaoyang provided guarantee together with Ossen Material Research for the notes payable issued by the bank	$-	$3,170,275	$9,672,092
	Zhaoyang purchased products from the Company	$5,148,724	$7,136,843	$7,775,696

Shanghai Zhaoyang New Metal Material Co., Ltd. ("Zhaoyang") was no longer the Company's related party following the Stock Transfer Agreement signed on March 31, 2013 with 30% interest in Ossen Shanghai was transferred to Dr. Tang.

Shanghai Pujiang	Shanghai Pujiang purchased products from the Company	$-	$-	$12,931,551
	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$11,300,712	$15,851,377	$13,367,933
	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$17,550,330	$12,866,563	$-

Zhejiang Pujiang	Zhejiang Pujiang purchased products from the Company	$-	$440,107	$102,622-

In accordance with ASC 810-10, "Consolidation", the Company first evaluated that none of the related parties met the scope exceptions as outlined in the guidance. The Company then had to determine if it hold any variable interest in the related parties. The Company determined to have a variable interest in Shanghai Pujiang and Ossen Material Research because the Company guarantees $11,300,712 of the outstanding short term debt and $17,550,330 of notes payable of Shanghai Pujiang and $4,843,162 of the outstanding short term debt of Ossen Material Research. Next, the Company evaluated if Shanghai Pujiang or Ossen Material Research are variable interest entities. Using both qualitative and quantitative analysis, the Company does not have the power to direct Shanghai Pujiang and Ossen Material Research's activities that significantly impact their economic performance and does not have the obligation to absorb losses or the right to receive benefits from the entities. Thus, the Company is not the primary beneficiary of Shanghai Pujiang and Ossen Material Research. As a result,.the Company determined Shanghai Pujiang and Ossen Material Research were not variable interest entities that require consolidation as defined in ASC 810. The Company determined Dr. Tang to be the primary beneficiary Shanghai Pujiang and Ossen Material Research because Dr. Tang is most closely associated with the Shanghai Pujiang and Ossen Material Research. Dr. Tang had the power to direct the activities of Shanghai Pujiang and Ossen Material Research that most significantly impact its economic performance and has the obligation to absorb losses of Shanghai Pujiang and Ossen Material Research that could potentially be significant or the right to receive benefits from the related parties that could potentially be significant.

The Company also evaluated the remaining related parties and affiliated entities under ASC 810 and because the Company does not guarantee the debt, the holders of the equity were at risk and therefore determined to be the primary beneficiary and these entities are not variable interest entities that require consolidation.